Investment Strategy - Equity Partners ETF	May 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is long-term capital appreciation. The Fund invests in a broad range of equity and equity-related securities including common and preferred stocks, depositary receipts, ordinary foreign shares, real estate investment trusts (REITs), master limited partnerships (MLPs), and shares of other investment companies. The Fund may invest in issuers of any market capitalization. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities issued by U.S. and non-U.S. issuers.

The Fund incorporates both “top-down” and “bottom-up” security selection processes that utilize qualitative and quantitative methods. As a result, the Fund will have holdings that are the result of multiple investment approaches.

The Adviser uses the top-down approach to manage the Fund’s overall portfolio risk. This approach incorporates assessments of regional, country, and industry dynamics such as country risk, valuation and macroeconomic conditions. Consideration is also given to individual security concentration within the Fund (as an overall percentage of Fund assets). Allocation decisions across regions, sectors, and individual securities are based on the Adviser’s assessment. The Adviser may selectively integrate factor indices into the analytical process, to gain efficient exposure to targeted factors such as value, quality, momentum, low volatility or other strategies. These factor-based positions may provide alternative weighting strategies (relative to market capitalization weighting) and are designed to maintain broad, balanced factor representation while enhancing overall portfolio diversification.

The bottom-up approach focuses on the analysis of individual securities, including fundamental operating performance of the underlying business, and relative value of the security compared to the Fund’s overall opportunity set. Accordingly, the Adviser seeks to identify and invest in companies with sustainable competitive advantages, strong balance sheets, and attractive valuations relative to their operating fundamentals. The bottom-up research approach for equity positions may be augmented by the integration of third-party indices and model portfolios. Third-party indices and model portfolios may be used in its entirety or partially for a portion of the portfolio.

The Fund’s investment philosophy emphasizes diversification and long-term compounding. The Fund may invest in securities of issuers located in any country, sector or industry. The Fund seeks to invest at least 70% of its net assets in U.S. domiciled securities. The Fund’s non-U.S. investments may include securities of companies that are established or operate in developed or emerging market countries (which the Adviser defines as countries included in the MSCI Emerging Markets Index).

The Adviser has retained Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities issued by U.S. and non-U.S. issuers.